NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

[redacted]

Gary Sundick
Vice President
Listing Qualifications

CERTNAS
001-33653

By Facsimile and First Class Mail

June 25, 2008

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 25, 2008, The Nasdaq Stock Market (the "Exchange") received from Fifth Third Bancorp (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Depositary Shares, each representing 1/250th ownership interest in a share of 8.5% Series G Non-Cumulative Perpetual Convertible Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END